Employee Benefit Plans (Components Of Net Pension (Expense) Income) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Service cost		$ (4.4)	$ (4.3)	$ (3.0)
Interest cost		(11.3)	(12.6)	(12.9)
Expected return on plan assets		12.9	16.5	15.9
Amortization of prior service cost		0.0	0.0	(0.3)
Recognized net actuarial loss		(4.5)	(5.2)	(2.8)
Settlements	$ (12.1)	0.0	(12.1)	0.0
Net pension (expense) income		$ (7.3)	$ (17.7)	$ (3.1)
Weighted average assumptions for pension costs:
Discount rate used in net pension costs		4.10%	3.80%	4.60%
Rate of compensation increase used in pension costs		3.50%	3.50%	3.80%
Expected return on plan assets		6.50%	6.60%	6.70%
Weighted average assumptions for benefit obligation:
Discount rate used in benefit obligation		3.80%	4.10%	3.80%
Rate of compensation increase used in benefit obligation		3.50%	3.50%	3.50%